NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 07, 2024	May 01, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Aug. 31, 2023
Accounting Policies [Abstract]
Reverse stock split	one post-split share per sixty thousand pre-split shares (1:60,000)	one-for-one thousand (1:1,000)
Cumulative exchange gain (loss)			$ 1,339,000	$ (416,000)
Cumulative exchange gain (loss)			(1,339,000)	416,000
Cash and cash equivalents			0		$ 0		$ 0	$ 0
Refundable advance deposit									$ 120,958
Allowance for recoverability of refundable advance deposit							120,958
Prepaid expenses, current			9,680,347		9,680,347
Prepaid expenses noncurrent			12,695,648		12,695,648
Deferred offering cost			92,117		92,117		27,117
GST tax receivable			$ 3,633		$ 3,633		$ 2,950	$ 2,867
Common stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Research and development costs			$ 54,097	$ 65,448	$ 170,199	$ 195,712	$ 248,102	$ 247,919
Beneficial ownership conversion description					Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.		Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance
Beneficial ownership percentage					4.99%		4.99%
Foreign currency transaction, gain							$ 90,000	648,000
Research and development tax credit							$ 129,132	$ 129,841